Annual Fund Operating Expenses - Carillon Eagle Mid Cap Growth Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.04%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.74%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.72%
Class R-3
Operating Expenses:
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.31%
Class R-5
Operating Expenses:
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.73%
Class R-6
Operating Expenses:
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.64%
Class Y
Operating Expenses:
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.05%